Cash And Cash Equivalents, Short-Term Bank Deposits And Marketable Securities- Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Gross unrealized gains on the marketable securities	$ 51.4	$ 29.0
Prepaid Expenses and Other Current Assets [Member]
Debt Securities, Available-for-sale [Line Items]
Interest receivable	$ 19.5	$ 24.4